Supplement dated July 26, 2024, to the following Statements of Additional Information, each as may have been previously amended or supplemented:

American Beacon GLG Natural Resources ETF

Statement of Additional Information dated February 1, 2024

American Beacon U.S. Government Money Market Select Fund

Statement of Additional Information dated May 1, 2024

American Beacon AHL Trend ETF

Statement of Additional Information dated June 1, 2024

Effective immediately, the following changes are made to each Statement of Additional Information referenced above:

I.	Under the heading “Trustees and Officers of the Trust - Principal Officers of the Trust,” the information regarding Ms. Rebecca L. Harris and Mr. Gregory Stumm is deleted and replaced with the following:

Name and Year of Birth	Position and Length of Time Served on the American Beacon Funds and American Beacon Select Funds	Position and Length of Time Served on the American Beacon Institutional Funds Trust	Principal Occupation(s) and Directorships During Past 5 Years
Gregory Stumm (1981)	President since June 2024	President since June 2024	American Beacon Advisors, Inc.: Director (June 2024-Present), President (June 2024-Present), Chief Executive Officer (June 2024-Present), Senior Vice President (2022-2024),Vice President (2014-2022)
	Vice President 2022-2024	Vice President 2022-2024

National Investment Services of America, LLC: Director (2024-Present)

Resolute Acquisition, Inc.: Director (June 2024-Present), President (June 2024-Present), Chief Executive Officer (June 2024-Present), Senior Vice President (2022-2024)

Resolute Topco, Inc.: Director (June 2024-Present), President (June 2024-Present), Chief Executive Officer (June 2024- Present)

Resolute Investment Managers, Inc.: Director (June 2024-Present), President (June 2024-Present), Chief Executive Officer (June 2024 -Present), Senior Vice President (2022-2024)

Resolute Investment Services, Inc.: Director (June 2024-Present), President (June 2024-Present), Chief Executive Officer (June 2024-Present), Senior Vice President (2022-2024), Vice President (2017-2022)

Resolute Investment Distributors, Inc.: President (2024-Present), Chief Executive Officer (2024-Present), Director (2022-Present), Senior Vice President (2022-2024)

RSW Investments Holdings LLC: Director (2024-Present)

Shapiro Capital Management, LLC: Director (2024-Present)

SSI Investment Management, LLC: Director (2024-Present)

Select-20240726-SAI

Rebecca L. Harris (1966)	Vice President 2022-May 2024, June 2024-Present	Vice President 2022-2024, June 2024-Present

American Beacon Advisors, Inc.: Chief Operating Officer (June 2024-Present), Senior Vice President (2021-May 2024, June 2024-Present), Director (May-June 2024), President (May-June 2024), Chief Executive Officer (May-June 2024), Vice President (2011-2021)

	President May 2024-June 2024	President May 2024-June 2024	National Investment Services of America, LLC: Director (2022-Present)
	Assistant Secretary 2010-2022	Assistant Secretary 2017-2022

Resolute Acquisition, Inc.: Senior Vice President (January 2024-May 2024, June 2024-Present), Director (May 2024-June 2024), President (May 2024-June 2024), Chief Executive Officer (May 2024-June 2024)

Resolute Topco, Inc.: Senior Vice President (January 2024-May 2024, June 2024-Present), Director (May 2024-June 2024), President (May 2024-June 2024), Chief Executive Officer (May 2024- June 2024)

Resolute Investment Managers, Inc.: Chief Operating Officer (June 2024-Present), Senior Vice President (2021-May 2024, June 2024-Present), Director (May-June 2024), President (May-June 2024), Chief Executive Officer (May-June 2024), Vice President (2017-2021)

Resolute Investment Services, Inc.: Senior Vice President (2021-May 2024, June 2024-Present), Director (May-June 2024), President (May-June 2024), Chief Executive Officer (May-June 2024), Vice President (2017-2021)

RSW Investments Holdings LLC: Director (2022-Present)

Shapiro Capital Management LLC: Director (2022-Present)

SSI Investment Management LLC: Director (2022-Present)

Alpha Quant Advisors, LLC.: Vice President (2016-2020)

American Beacon Sound Point Enhanced Income Fund: Assistant Secretary (2018-2021)

American Beacon Apollo Total Return Fund: Assistant Secretary (2018-2021)

Continuous Capital, LLC: Vice President (2018-2022), Director (2022)

*********************************************************************************
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Select-20240726-SAI